Cost Savings Initiatives	12 Months Ended
Dec. 27, 2014
Restructuring and Related Activities [Abstract]
Cost Savings Initiatives
Cost Savings Initiatives

Cost savings initiatives are related to reorganization activities including severance, asset disposals, and other activities. Included within cost savings initiatives are activities related to the previously disclosed multi-year restructuring program (the "Restructuring Program"), which we completed as of December 27, 2014.
Total Cost Savings Initiatives Expenses:
We recorded expenses related to our cost savings initiatives in the consolidated financial statements as follows:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Restructuring costs - Asset impairment and exit costs	$(1)	$108	$141
Implementation costs - Cost of sales	12	77	97
Implementation costs - Selling, general and administrative expenses	—	65	34
Spin-Off transition costs - Selling, general and administrative expenses	4	32	31
Other cost savings initiatives expenses - Cost of sales	49	—	—
Other cost savings initiatives expenses - Selling, general and administrative expenses	43	8	—
	$107	$290	$303

Cost savings initiatives expenses are not included in the results of our reportable segments for management or segment reporting. However, the following table summarizes the total cost savings initiatives expenses related to our reportable segments:

	For the Year Ended December 27, 2014
	Restructuring Program
	Restructuring Costs	Implementation Costs	Spin-Off Transition Costs	Other Cost Savings Initiatives Expenses	Total
	(in millions)
Cheese	$1	$6	$—	$12	$19
Beverages & Snack Nuts	(2)	1	—	6	5
Refrigerated Meals	—	2	—	29	31
Meal Solutions	—	2	—	39	41
International	—	1	—	2	3
Other Businesses	—	—	—	3	3
Corporate expenses	—	—	4	1	5
Total	$(1)	$12	$4	$92	$107

	For the Year Ended December 28, 2013
	Restructuring Program
	Restructuring Costs	Implementation Costs	Spin-Off Transition Costs	Other Cost Savings Initiatives Expenses	Total
	(in millions)
Cheese	$26	$62	$—	$—	$88
Beverages & Snack Nuts	24	27	—	—	51
Refrigerated Meals	18	17	—	—	35
Meal Solutions	21	19	—	—	40
International	10	7	—	—	17
Other Businesses	9	10	—	—	19
Corporate expenses	—	—	32	8	40
Total	$108	$142	$32	$8	$290

	For the Year Ended December 29, 2012
	Restructuring Program
	Restructuring Costs	Implementation Costs	Spin-Off Transition Costs	Other Cost Savings Initiatives Expenses	Total
	(in millions)
Cheese	$26	$72	$—	$—	$98
Beverages & Snack Nuts	52	22	—	—	74
Refrigerated Meals	19	11	—	—	30
Meal Solutions	24	14	—	—	38
International	9	5	—	—	14
Other Businesses	11	7	—	—	18
Corporate expenses	—	—	31	—	31
Total	$141	$131	$31	$—	$303

Restructuring Program:
Our Restructuring Program included the following:

•	Restructuring costs that qualified for special accounting treatment as exit or disposal activities.

•
Implementation costs that were directly attributable to the Restructuring Program, but did not qualify for special accounting treatment as exit or disposal activities. These costs primarily related to reorganization costs associated with our sales function, our information systems infrastructure, and accelerated depreciation on assets.

•	Transition costs related to the Spin-Off. The Spin-Off transition costs consisted mostly of professional service fees within our finance, legal, and information systems functions.
At December 27, 2014, we incurred Restructuring Program costs of $600 million since the inception of the Restructuring Program. We spent $291 million in cash. We spent cash related to our Restructuring Program of $30 million in 2014, $150 million in 2013, and $111 million in 2012. We did not incur any non-cash costs in 2014. We incurred non-cash costs of $157 million in 2013 and $151 million in 2012.
Restructuring Costs Liability:
At December 27, 2014, the restructuring costs liability balance within other current liabilities was as follows:

Severance and Related Costs
(in millions)
Liability balance, December 28, 2013	$19
Restructuring costs	(1)
Cash spent on restructuring costs	(12)
Foreign exchange	(1)
Liability balance, December 27, 2014	$5